Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(1) (d)	Average Compensation Actually Paid To Non-PEO NEOs(2) (e)	Value of Initial Fixed $100 Investment Based On:		Net Income(4) (h)	EBITDA(5) (i)
					Total Stockholder Return(3) (f)	Peer Group Total Return(3) (g)
2023	$2,044,672	$1,496,000	$726,314	$586,253	$896.01	$121.62	$52,800	$76,872
2022	$1,532,835	$1,401,289	$736,192	$674,403	$1,010.98	$113.78	$41,381	$61,209
2021	$1,302,500	$1,305,845	$678,614	$680,599	$1,136.11	$145.06	$31,567	$44,131
2020	$775,285	$775,285	$379,854	$379,854	$857.90	$127.64	$18,282	$25,284

Named Executive Officers, Footnote	Compensation for our PEO reflects the amounts reported in “Summary Compensation Table” for the respective years. Our PEO from 2020 to2023 was Ryan L Pape. Average compensation for non-PEOs include: in 2023, Messrs. Wood and Awodiran; in 2022, Messers. Wood and Moreau; in 2021, Messers. Wood, Moreau and Meltzer and in 2020 Messers Wood and Meltzer. Mr. Meltzer separated service from the Company effective October 14, 2022. Mr. Moreau became an NEO in 2021 and retired in October 2023. Mr. Awodiran joined the Company in May 2023.
Peer Group Issuers, Footnote	TSR is cumulative for the measurement period beginning on December 31, 2019, the date our common stock began trading on the Nasdaq Stock Market, and ending on December 31, 2023, calculated in accordance with Item 201(e) of Regulation S-K. The Russell 2000 Index for purposes of this table is the same as determined under Item 201(e) of Regulation S-K and described in Item 5 of our Form 10-K for the year ended December 31, 2023. We have chosen to use the Russell 2000 Index rather than an industry or line-of-business index because we do not believe our company is comparable to companies in a particular industry or line-of-business such as after-market automotive product companies and we have not used a peer group of companies because our major competitors are either much larger than we are or their competitive products constitute small lines of business for these companies or other competitors are private companies.
PEO Total Compensation Amount	$ 2,044,672	$ 1,532,835	$ 1,302,500	$ 775,285
PEO Actually Paid Compensation Amount	$ 1,496,000	1,401,289	1,305,845	775,285
Adjustment To PEO Compensation, Footnote	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2020, 2021, 2022 and 2023 reflect the respective amounts set forth in columns (b) and (d), adjusted in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decision made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for 2020, 2021, 2022 and 2023, see the “Compensation Discussion & Analysis” beginning on page 13.

2023	PEO 2023	Average Non-PEO NEOs 2023
Summary Compensation Table Total	2,044,672	726,314
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,250,034	324,990
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	857,507	222,939
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(63,901)	(14,811)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(92,245)	(23,199)
Compensation Actually Paid	1,496,000	586,253

2022	PEO 2022	Average Non-PEO NEOs 2022
Summary Compensation Table Total	$1,532,835	$736,192
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	750,000	275,000
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	657,477	241,081
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(25,630)	(36,912)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(13,396)	(19,129)
Compensation Actually Paid	$1,401,289	$674,403

2021	PEO 2021	Average Non-PEO NEOs 2021
Summary Compensation Table Total	$1,302,500	$678,614
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	350,000	208,333
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	283,840	168,947
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	69,505	41,371
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$1,305,845	$680,599

2020	PEO 2020	Average Non-PEO NEOs 2020
Summary Compensation Table Total	$775,285	$379,854
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	—
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	—	—
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	—	—
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$775,285	$379,854

Non-PEO NEO Average Total Compensation Amount	$ 726,314	736,192	678,614	379,854
Non-PEO NEO Average Compensation Actually Paid Amount	$ 586,253	674,403	680,599	379,854
Adjustment to Non-PEO NEO Compensation Footnote	Compensation actually paid for the PEO and average compensation actually paid for our non-PEO NEOs in 2020, 2021, 2022 and 2023 reflect the respective amounts set forth in columns (b) and (d), adjusted in the table below, as determined in accordance with SEC rules. These dollar amounts do not reflect the actual amount of compensation earned by or paid to the PEO and our other NEOs during the applicable year. For information regarding the decision made by our Compensation Committee in regard to the PEO’s and our other NEOs’ compensation for 2020, 2021, 2022 and 2023, see the “Compensation Discussion & Analysis” beginning on page 13.

2023	PEO 2023	Average Non-PEO NEOs 2023
Summary Compensation Table Total	2,044,672	726,314
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	1,250,034	324,990
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	857,507	222,939
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(63,901)	(14,811)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(92,245)	(23,199)
Compensation Actually Paid	1,496,000	586,253

2022	PEO 2022	Average Non-PEO NEOs 2022
Summary Compensation Table Total	$1,532,835	$736,192
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	750,000	275,000
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	657,477	241,081
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	(25,630)	(36,912)
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	(13,396)	(19,129)
Compensation Actually Paid	$1,401,289	$674,403

2021	PEO 2021	Average Non-PEO NEOs 2021
Summary Compensation Table Total	$1,302,500	$678,614
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	350,000	208,333
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	283,840	168,947
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	69,505	41,371
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$1,305,845	$680,599

2020	PEO 2020	Average Non-PEO NEOs 2020
Summary Compensation Table Total	$775,285	$379,854
Less Stock Award Value Reported in Summary Compensation Table for the Covered Year	—	—
Plus Fair Value for Awards Granted in the Covered Year that are Outstanding and Unvested at the End of the Covered Year	—	—
Change in Fair Value of Outstanding Unvested Awards from Fair Value of Outstanding Unvested Award from Prior Year	—	—
Change in Fair Value of Awards from Prior Year that Vested in the Covered Year	—	—
Compensation Actually Paid	$775,285	$379,854

Compensation Actually Paid vs. Total Shareholder Return	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Cumulative TSR Across the Reported Period. Cumulatively, from 2020 to 2023, the compensation actually paid to our PEO increased by 93.0% and the average of the compensation actually paid to the Non-PEO NEOs increased by 54.3%, compared to the Company’s cumulative TSR of 4.4% over the same period.
Compensation Actually Paid vs. Net Income	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Net Income Across the Reported Period. Cumulatively, from 2020 to 2023, the compensation actually paid to our PEO increased by 93.0% and the average of the compensation actually paid to the Non-PEO NEOs increased by 54.3%, compared to an increase in the Company’s net income of approximately 188.8%, over the same period
Compensation Actually Paid vs. Company Selected Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s EBITDA Across the Reported Period. Cumulatively, from 2020 to 2023, the compensation actually paid to our PEO increased by 93.0% and the average of the compensation actually paid to the Non-PEO NEOs increased by 54.3%, compared to an increase in the Company’s EBITDA of approximately 204.0%, over the same period. Please see page 14 for a calculation of EBITDA from our audited financial statements.
Total Shareholder Return Vs Peer Group
Relationship Between the Company’s TSR and the Russell 2000 Index TSR. The Company’s cumulative TSR for the 2020 through 2023 period was 4.4% compared to the TSR for the Russell 2000 Index of 2.6% over the same period.

Tabular List, Table	The table below represent the unranked list of the “most important” financial measures the Company used to align compensation actually paid to our NEOs for fiscal year 2023 to the Company’s performance:

Performance Measure
Cumulative TSR
Revenue
EPS
EBITDA (A)
(A) Please see page 14 for a calculation of EBITDA from our audited financial statements.

Total Shareholder Return Amount	$ 896.01	1,010.98	1,136.11	857.90
Peer Group Total Shareholder Return Amount	121.62	113.78	145.06	127.64
Net Income (Loss)	$ 52,800	$ 41,381	$ 31,567	$ 18,282
Company Selected Measure Amount	76,872	61,209	44,131	25,284
PEO Name	Ryan L Pape
Additional 402(v) Disclosure	Presented in thousands. Reflects “Net Income” in the Company’s Consolidated Statements of Income included in the Company’s Annual Report on From 10-K for the year ended December 31, 2023.(5)Presented in thousands. The SEC rules require that the pay versus performance disclosure include an unranked list of three to seven performance measures that the Company considers to be its most important measures used to align compensation actually paid to the NEOs to a company’s performance.
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Revenue Across the Reported Period. Cumulatively, from 2020 to 2023, the compensation actually paid to our PEO increased by 93.0% and the average of the compensation actually paid to the Non-PEO NEOs increased by 54.3%, compared to an increase in the Company’s revenue of approximately 149.4%, over the same period.
Measure:: 2
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure	Relationship between Compensation Actually Paid to our PEO and the Average Compensation Actually Paid to Non-PEO NEOs and the Company’s Earnings Per Share Across the Reported Period. Cumulatively, from 2020 to 2023, the compensation actually paid to our PEO increased by 93.0% and the average of the compensation actually paid to the Non-PEO NEOs increased by 54.3%, compared to an increase in the Company’s earnings per share of approximately 189.4%, over the same period.
PEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,250,034	$ 750,000	$ 350,000	$ 0
PEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	857,507	657,477	283,840	0
PEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(63,901)	(25,630)	69,505	0
PEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,245)	(13,396)	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	324,990	275,000	208,333	0
Non-PEO NEO | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	222,939	241,081	168,947	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,811)	(36,912)	41,371	0
Non-PEO NEO | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (23,199)	$ (19,129)	$ 0	$ 0